	PIA HIGH YIELD (MACS) FUND
	Schedule of Investments - August 31, 2022 (Unaudited)

Principal Amount/ Shares			Value
	COMMON STOCKS	0.2%
	Building Materials
2,996	Northwest Hardwoods (d) (e)		$239,680
	Total Common Stocks (cost $137,017)		239,680

	CORPORATE BONDS	90.9%
	Advertising	0.7%
	Clear Channel Outdoor Holdings, Inc.
$1,050,000	7.75%, due 4/15/28 (b)		855,960
	Advertising Sales	1.0%
	Outfront Media Capital LLC / Outfront Media Capital Corp.
1,450,000	4.25%, due 1/15/29 (b)		1,220,380
	Aerospace/Defense	2.3%
	F-Brasile SpA / F-Brasile US LLC
1,775,000	7.375%, due 8/15/26 (b)		1,458,003
	Triumph Group, Inc.
1,550,000	7.75%, due 8/15/25		1,307,565
			2,765,568
	Appliances	0.9%
	WASH Multifamily Acquisition, Inc.
1,185,000	5.75%, due 4/15/26 (b)		1,143,863
	Auto Manufacturers	1.1%
	PM General Purchaser LLC
1,575,000	9.50%, due 10/1/28 (b)		1,366,685
	Auto Parts & Equipment	2.0%
	Dealer Tire LLC / DT Issuer LLC
1,506,000	8.00%, due 2/1/28 (b)		1,369,825
	Dornoch Debt Merger Sub, Inc.
1,400,000	6.625%, due 10/15/29 (b)		1,093,904
			2,463,729
	Building - Heavy Construction	1.2%
	Railworks Holdings LP / Railworks Rally, Inc.
1,600,000	8.25%, due 11/15/28 (b)		1,482,200
	Building & Construction	1.2%
	Brundage-Bone Concrete Pumping Holdings, Inc.
1,350,000	6.00%, due 2/1/26 (b)		1,241,717
	INNOVATE Corp.
275,000	8.50%, due 2/1/26 (b)		220,748
			1,462,465
	Building Materials	6.0%
	APi Group DE, Inc.
1,285,000	4.125%, due 7/15/29 (b)		1,054,991
	CP Atlas Buyer, Inc.
1,205,000	7.00%, due 12/1/28 (b)		1,004,837
	Eco Material Technologies, Inc.
1,525,000	7.875%, due 1/31/27 (b)		1,416,992
	MIWD Holdco II LLC / MIWD Finance Corp.
1,475,000	5.50%, due 2/1/30 (b)		1,213,361
	New Enterprise Stone & Lime Co., Inc.
1,400,000	5.25%, due 7/15/28 (b)		1,246,062
	SRM Escrow Issuer LLC
1,500,000	6.00%, due 11/1/28 (b)		1,362,937
			7,299,180
	Business Support Services	0.5%
	Everi Holdings, Inc.
650,000	5.00%, due 7/15/29 (b)		572,944
	Chemicals - Diversified	4.0%
	Iris Holdings, Inc.
1,550,000	8.75% Cash or 9.50% PIK, due 2/15/26 (b) (c)		1,250,649
	LSF11 A5 HoldCo LLC
1,400,000	6.625%, due 10/15/29 (b)		1,181,117
	Polar US Borrower LLC / Schenectady International Group, Inc.
1,175,000	6.75%, due 5/15/26 (b)		767,362
	SCIH Salt Holdings, Inc.
1,000,000	4.875%, due 5/1/28 (b)		858,165
1,025,000	6.625%, due 5/1/29 (b)		845,394
			4,902,687
	Chemicals - Plastics	1.1%
	Neon Holdings, Inc.
1,400,000	10.125%, due 4/1/26 (b)		1,304,705
	Chemicals - Specialty	4.2%
	EverArc Escrow Sarl
1,550,000	5.00%, due 10/30/29 (b)		1,327,777
	Herens Holdco Sarl
1,500,000	4.75%, due 5/15/28 (b)		1,273,103
	SCIL IV LLC / SCIL USA Holdings LLC
1,450,000	5.375%, due 11/1/26 (b)		1,205,755
	Unifrax Escrow Issuer Corp.
1,650,000	5.25%, due 9/30/28 (b)		1,326,079
			5,132,714
	Commercial Services	4.4%
	Alta Equipment Group, Inc.
1,550,000	5.625%, due 4/15/26 (b)		1,346,222
	CPI Acquisition, Inc.
1,404,000	8.625%, due 3/15/26 (b)		1,354,988
	NESCO Holdings II, Inc.
1,500,000	5.50%, due 4/15/29 (b)		1,322,640
	StoneMor, Inc.
1,625,000	8.50%, due 5/15/29 (b)		1,415,952
			5,439,802
	Consumer Services	1.0%
	Cimpress Plc
1,560,000	7.00%, due 6/15/26 (b)		1,245,446
	Containers and Packaging	0.7%
	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
950,000	4.375%, due 10/15/28 (b)		837,126
	Diagnostic Equipment	0.1%
	Garden Spinco Corp.
100,000	8.625%, due 7/20/30 (b)		106,659
	Diversifed Financial Services	1.0%
	VistaJet Malta Finance PLC / XO Management Holding, Inc.
1,475,000	6.375%, due 2/1/30 (b)		1,271,081
	Diversified Manufacturing	0.9%
	FXI Holdings, Inc.
795,000	12.25%, due 11/15/26 (b)		664,604
	Husky III Holding Ltd.
500,000	13.00% Cash or 13.75% PIK, due 2/15/25 (b) (c)		476,678
			1,141,282
	Engineering & Construction	3.2%
	Arcosa, Inc.
1,600,000	4.375%, due 4/15/29 (b)		1,452,064
	Brand Energy & Infrastructure Services, Inc.
1,450,000	8.50%, due 7/15/25 (b)		1,176,269
	Promontoria Holding 264 BV
1,500,000	7.875%, due 3/1/27 (b)		1,291,823
			3,920,156
	Enterprise Software & Services	1.9%
	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
1,625,000	4.625%, due 5/1/28 (b)		1,299,234
	Rocket Software, Inc.
1,350,000	6.50%, due 2/15/29 (b)		1,041,417
			2,340,651
	Entertainment	0.9%
	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
1,650,000	5.88%, due 9/1/31 (b)		1,155,528
	Environmental Control	0.7%
	Tervita Corp.
840,000	11.00%, due 12/1/25 (b)		914,285
	Finance - Commercial	1.1%
	Burford Capital Global Finance LLC
600,000	6.25%, due 4/15/28 (b)		533,867
850,000	6.875%, due 4/15/30 (b)		751,676
			1,285,543
	Financial Services	1.1%
	Arrow Bidco LLC
1,391,000	9.50%, due 3/15/24 (b)		1,389,527
	Food and Beverage	0.8%
	H-Food Holdings LLC / Hearthside Finance Co., Inc.
1,400,000	8.50%, due 6/1/26 (b)		950,693
	Food Service	1.0%
	TKC Holdings, Inc.
1,550,000	10.50%, due 5/15/29 (b)		1,244,223
	Forest and Paper Products Manufacturing	1.1%
	Mativ, Inc.
1,510,000	6.875%, due 10/1/26 (b)		1,378,713
	Healthcare - Services	2.4%
	Akumin Escrow, Inc.
1,350,000	7.50%, due 8/1/28 (b)		1,072,087
	Hadrian Merger Sub, Inc.
603,000	8.50%, due 5/1/26 (b)		578,178
	ModivCare Escrow Issuer, Inc.
1,450,000	5.00%, due 10/1/29 (b)		1,260,027
			2,910,292
	Household Products/Warehouse	0.9%
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
1,250,000	5.00%, due 12/31/26 (b)		1,134,125
	Iron/Steel	0.4%
	Carpenter Technology Corp.
500,000	7.625%, due 3/15/30		493,657
	Machinery - Construction & Mining	0.5%
	Vertiv Group Corp.
735,000	4.125%, due 11/15/28 (b)		636,686
	Machinery - Farm	0.9%
	OT Merger Corp.
1,475,000	7.875%, due 10/15/29 (b)		1,064,500
	Machinery - Thermal Process	0.9%
	GrafTech Finance, Inc.
1,350,000	4.625%, due 12/15/28 (b)		1,153,681
	Machinery Manufacturing	2.7%
	Granite US Holdings Corp.
1,250,000	11.00%, due 10/1/27 (b)		1,219,269
	JPW Industries Holding Corp.
1,580,000	9.00%, due 10/1/24 (b)		1,417,702
	MAI Holdings, Inc.
700,000	9.50%, due 6/1/23 (b) (d)		708,316
			3,345,287
	Manufactured Goods	1.6%
	FXI Holdings, Inc.
836,000	7.875%, due 11/1/24 (b)		694,465
	Park-Ohio Industries, Inc.
1,520,000	6.625%, due 4/15/27		1,263,743
			1,958,208
	Marine Transportation	0.1%
	Altera Infrastructure LP / Teekay Offshore Finance Corp.
1,500,000	8.50%, due 7/15/23 (b) (f)		71,478
	Media	1.3%
	Univision Communications, Inc.
1,375,000	4.50%, due 5/1/29 (b)		1,205,187
350,000	7.375%, due 6/30/30 (b)		347,813
			1,553,000
	Metals and Mining	2.0%
	SunCoke Energy, Inc.
1,525,000	4.875%, due 6/30/29 (b)		1,267,541
	TMS International Corp./DE
1,700,000	6.25%, due 4/15/29 (b)		1,188,071
			2,455,612
	Midstream	1.0%
	Rockpoint Gas Storage Canada Ltd.
1,275,000	7.00%, due 3/31/23 (b)		1,265,916
	Office Automation & Equipment	2.0%
	Pitney Bowes, Inc.
1,650,000	6.875%, due 3/15/27 (b)		1,250,629
	Xerox Holdings Corp.
1,425,000	5.50%, due 8/15/28 (b)		1,248,521
			2,499,150
	Oil and Gas Services	4.9%
	Archrock Partners LP / Archrock Partners Finance Corp.
650,000	6.875%, due 4/1/27 (b)		610,279
	CSI Compressco LP / CSI Compressco Finance, Inc.
1,675,000	7.50%, due 4/1/25 (b)		1,530,263
	Exterran Energy Solutions LP / EES Finance Corp.
1,350,000	8.125%, due 5/1/25		1,315,347
	USA Compression Partners LP / USA Compression Finance Corp.
985,000	6.875%, due 4/1/26		925,476
250,000	6.875%, due 9/1/27		231,500
	Welltec International ApS
1,400,000	8.25%, due 10/15/26 (b)		1,350,083
			5,962,948
	Paper	2.2%
	Clearwater Paper Corp.
1,550,000	4.75%, due 8/15/28 (b)		1,387,924
	Mercer International, Inc.
1,500,000	5.125%, due 2/1/29		1,311,788
			2,699,712
	Pipelines	7.9%
	Genesis Energy LP / Genesis Energy Finance Corp.
175,000	8.00%, due 1/15/27		164,791
1,300,000	7.75%, due 2/1/28		1,207,075
	Global Partners LP / GLP Finance Corp.
350,000	7.00%, due 8/1/27		331,185
	ITT Holdings LLC
1,639,000	6.50%, due 8/1/29 (b)		1,386,758
	Martin Midstream Partners LP / Martin Midstream Finance Corp.
1,450,000	11.50%, due 2/28/25 (b)		1,420,411
	NGL Energy Operating LLC / NGL Energy Finance Corp.
1,550,000	7.50%, due 2/1/26 (b)		1,403,269
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
1,475,000	5.75%, due 4/15/25		1,253,796
1,375,000	8.50%, due 10/15/26 (b)		1,331,728
	TransMontaigne Partners LP / TLP Finance Corp.
1,336,000	6.125%, due 2/15/26		1,153,067
			9,652,080
	Publishing and Broadcasting	1.1%
	Salem Media Group, Inc.
1,385,000	6.75%, due 6/1/24 (b)		1,351,241
	Radio	3.5%
	Audacy Capital Corp.
1,400,000	6.75%, due 3/31/29 (b)		423,232
	Beasley Mezzanine Holdings LLC
1,550,000	8.625%, due 2/1/26 (b)		1,211,279
	Spanish Broadcasting System, Inc.
1,580,000	9.75%, due 3/1/26 (b)		1,257,538
	Urban One, Inc.
1,537,000	7.375%, due 2/1/28 (b)		1,382,354
			4,274,403
	REITs - Storage	0.9%
	Iron Mountain, Inc.
250,000	5.00%, due 7/15/28 (b)		228,474
1,000,000	5.25%, due 7/15/30 (b)		886,175
			1,114,649
	Rental Auto/Equipment	1.0%
	PROG Holdings, Inc.
1,500,000	6.00%, due 11/15/29 (b)		1,257,870
	Retail - Office Supplies	1.3%
	Staples, Inc.
1,035,000	7.50%, due 4/15/26 (b)		875,900
900,000	10.75%, due 4/15/27 (b)		662,855
			1,538,755
	Retail - Propane Distribution	1.1%
	Ferrellgas LP / Ferrellgas Finance Corp.
1,600,000	5.875%, due 4/1/29 (b)		1,306,392
	Tobacco Manufacturing	1.0%
	Vector Group Ltd.
1,375,000	5.75%, due 2/1/29 (b)		1,194,153
	Transportation Services	2.2%
	Bristow Group, Inc.
1,400,000	6.875%, due 3/1/28 (b)		1,300,558
	First Student Bidco, Inc. / First Transit Parent, Inc.
1,600,000	4.00%, due 7/31/29 (b)		1,381,059
			2,681,617
	Water	1.0%
	Solaris Midstream Holdings LLC
1,500,000	7.625%, due 4/1/26 (b)		1,466,168
	Total Corporate Bonds (cost $129,485,941)		111,635,375

	BANK LOANS
	Building Materials	0.1%
	Northwest Hardwoods Secured Term Loan
154,219	7.50%, due 1/29/26		151,134
	Total Bank Loans (cost $145,344)		151,134

	MONEY MARKET FUND	6.2%
7,646,423	Fidelity Institutional Money Market Government Portfolio - Class I, 2.03% (a)		7,646,423
	Total Money Market Fund (cost $7,646,423)		7,646,423

	Total Investments (cost $137,414,725)	97.4%	119,672,612
	Other Assets less Liabilities	2.6%	3,234,391
	TOTAL NET ASSETS	100.0%	$122,907,003

(a)	Rate shown is the 7-day annualized yield as of August 31, 2022.
(b)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of August 31, 2022, the value of these investments was $100,676,385 or 81.91% of total net assets.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
	Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
	As of August 31, 2022, the total value of fair valued securities was $947,996 or 0.77% of
	total net assets.
(e)	Non-income producing security.
(f)	Security is in default.

PIA High Yield (MACS) Fund
Summary of Fair Value Disclosure at August 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2022:

	Level 1	Level 2	Level 3	Total

Common Stock	$-	$-	$239,680	$239,680
Fixed Income
Corporate Bonds	-	110,927,059	708,316	111,635,375
Bank Loans	-	151,134	-	151,134
Total Fixed Income	-	111,078,193	708,316	111,786,509
Money Market Fund	7,646,423	-	-	7,646,423
Total Investments	$7,646,423	$111,078,193	$947,996	$119,672,612

Refer to the Fund’s schedule of investments for a detailed break-out of securities.

Level 3 Reconciliation Disclosure
Investments in Securities, at Value
Common Stock
Balance as of November 30, 2021	$173,768
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	65,912
Purchases	-
Sales	-
Transfers in and/or out of Level 3	-
Balance as of August 31, 2022	$239,680

Investments in Securities, at Value
Corporate Bonds
Balance as of November 30, 2021	$147,000
Accrued discounts/premiums	3,572
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	557,744
Purchases	-
Sales	-
Transfers in and/or out of Level 3	-
Balance as of August 31, 2022	$708,316

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at August 31, 2022, and still classified as Level 3 was $623,656.